UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          11/14/12
       -------------------------    ---------------------------     ---------

Note: The information provided herein with respect to warrants is based on (i) the number of warrants held by the Reporting Manager as of June 30, 2012 and
(ii) the price of such warrants as reported by Bloomberg as of June 30, 2012.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:        $16,461,906
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACCRETIVE HEALTH INC         COM              00438V103  104,760  9,387,133 SH       SOLE                 9,387,133      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR    03524A108   60,529    704,561 SH       SOLE                   704,561      0    0
APPLE INC                    COM              037833100  537,199    805,269 SH       SOLE                   805,269      0    0
AUTOZONE INC                 COM              053332102  319,487    864,249 SH       SOLE                   864,249      0    0
B/E AEROSPACE INC            COM              073302101  208,883  4,960,406 SH       SOLE                 4,960,406      0    0
CENTURYLINK INC              COM              156700106   12,120    300,000 SH  PUT  SOLE                   300,000      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   24,576    327,422 SH       SOLE                   327,422      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109   24,457  1,465,394 SH       SOLE                 1,465,394      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  740,260 10,591,794 SH       SOLE                10,591,794      0    0
COLFAX CORP                  COM              194014106   79,618  2,171,191 SH       SOLE                 2,171,191      0    0
CROWN CASTLE INTL CORP       COM              228227104  209,654  3,270,735 SH       SOLE                 3,270,735      0    0
DAVITA INC                   COM              23918K108  314,999  3,040,240 SH       SOLE                 3,040,240      0    0
DISNEY WALT CO               COM DISNEY       254687106  489,473  9,362,526 SH       SOLE                 9,362,526      0    0
DOLLAR GEN CORP NEW          COM              256677105  426,849  8,281,898 SH       SOLE                 8,281,898      0    0
DOLLAR TREE INC              COM              256746108  187,946  3,892,021 SH       SOLE                 3,892,021      0    0
DUNKIN BRANDS GROUP INC      COM              265504100  210,823  7,221,207 SH       SOLE                 7,221,207      0    0
EBAY INC                     COM              278642103  607,562 12,560,725 SH       SOLE                12,560,725      0    0
EQUINIX INC                  COM NEW          29444U502  429,618  2,085,019 SH       SOLE                 2,085,019      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108  269,877  4,309,072 SH       SOLE                 4,309,072      0    0
FRONTIER COMMUNICATIONS CORP COM              35906A108   27,033  5,500,000 SH  PUT  SOLE                 5,500,000      0    0
GAP INC DEL                  COM              364760108  586,165 16,382,475 SH       SOLE                16,382,475      0    0
GOOGLE INC                   CL A             38259P508  806,009  1,068,269 SH       SOLE                 1,068,269      0    0
GRIFOLS S A                  SP ADR REP B NVT 398438408    5,017    219,774 SH       SOLE                   219,774      0    0
HUNT J B TRANS SVCS INC      COM              445658107  196,801  3,781,720 SH       SOLE                 3,781,720      0    0
INTEL CORP                   COM              458140100   21,409    945,000 SH  PUT  SOLE                   945,000      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108   28,002  5,253,739 SH       SOLE                 5,253,739      0    0
KINDER MORGAN INC DEL        COM              49456B101  626,025 17,624,581 SH       SOLE                17,624,581      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119  189,005 54,156,255 SH       SOLE                54,156,255      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  269,887  4,442,580 SH       SOLE                 4,442,580      0    0
LULULEMON ATHLETICA INC      COM              550021109  352,648  4,769,386 SH       SOLE                 4,769,386      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101  465,510  8,753,483 SH       SOLE                 8,753,483      0    0
MONSANTO CO NEW              COM              61166W101  576,054  6,328,874 SH       SOLE                 6,328,874      0    0
NETEASE INC                  SPONSORED ADR    64110W102  348,610  6,209,650 SH       SOLE                 6,209,650      0    0
NEWS CORP                    CL A             65248E104  344,106 14,042,265 SH       SOLE                14,042,265      0    0
O REILLY AUTOMOTIVE INC NEW  COM              67103H107  127,551  1,525,361 SH       SOLE                 1,525,361      0    0
OCEANEERING INTL INC         COM              675232102  281,612  5,097,043 SH       SOLE                 5,097,043      0    0
PRICELINE COM INC            COM NEW          741503403  876,887  1,416,458 SH       SOLE                 1,416,458      0    0
QUALCOMM INC                 COM              747525103   64,969  1,040,000 SH  CALL SOLE                 1,040,000      0    0
QUALCOMM INC                 COM              747525103  429,584  6,876,637 SH       SOLE                 6,876,637      0    0
RALPH LAUREN CORP            CL A             751212101  653,752  4,322,902 SH       SOLE                 4,322,902      0    0
SCHLUMBERGER LTD             COM              806857108  464,405  6,420,645 SH       SOLE                 6,420,645      0    0
SEARS HLDGS CORP             COM              812350106   65,807  1,273,500 SH  PUT  SOLE                 1,273,500      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106   85,506  2,872,204 SH       SOLE                 2,872,204      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  445,053  2,587,216 SH       SOLE                 2,587,216      0    0
TRACTOR SUPPLY CO            COM              892356106  288,609  2,918,487 SH       SOLE                 2,918,487      0    0
TRANSDIGM GROUP INC          COM              893641100  492,586  3,472,092 SH       SOLE                 3,472,092      0    0
TRIPADVISOR INC              COM              896945201  189,272  5,747,707 SH       SOLE                 5,747,707      0    0
ULTA SALON COSMETCS & FRAG I COM              90384S303  322,009  3,343,638 SH       SOLE                 3,343,638      0    0
UNITED STATES NATL GAS FUND  UNIT PAR $0.001  912318201  149,380  7,000,000 SH  PUT  SOLE                 7,000,000      0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100   59,799  7,617,690 SH       SOLE                 7,617,690      0    0
VERISIGN INC                 COM              92343E102  459,702  9,441,406 SH       SOLE                 9,441,406      0    0
VISA INC                     COM CL A         92826C839  390,406  2,907,401 SH       SOLE                 2,907,401      0    0
WABCO HLDGS INC              COM              92927K102  202,707  3,514,954 SH       SOLE                 3,514,954      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  311,339  5,932,525 SH       SOLE                 5,932,525      0    0
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